Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 2,140	€ 9,919	€ 1,215
Sale of clinical supply (recognized at a point in time)	2,206	804
"Right-to-use" licenses (recognized at a point in time)	2,607	2,652	9,366
Total revenue	6,953	13,375	10,581
Revenue from external customers (geographical)
Total revenue	6,953	13,375	10,581
VISEN Pharmaceuticals [Member]
Disclosure of operating segments [line items]
Total revenue	6,880	13,371	10,508
Revenue from external customers (geographical)
Total revenue	6,880	13,371	10,508
Other collaboration partners [Member]
Disclosure of operating segments [line items]
Total revenue	73	4	73
Revenue from external customers (geographical)
Total revenue	73	4	73
North America [member]
Disclosure of operating segments [line items]
Total revenue	2,679	2,652	10,581
Revenue from external customers (geographical)
Total revenue	2,679	2,652	€ 10,581
China [member]
Disclosure of operating segments [line items]
Total revenue	4,274	10,723
Revenue from external customers (geographical)
Total revenue	€ 4,274	€ 10,723